UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.

(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017

(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1. Schedule of Investments

			Value
Shares	COMMON STOCKS		(note 1a)
AEROSPACE/DEFENSE (2.7%)
325,000	United Technologies Corporation	(Cost $22,957,205)	$23,149,750
BUILDING AND REAL ESTATE (1.9%)
1,946,880	CEMEX, S.A. de C.V. ADR* (a)	(Cost $23,385,068)	16,548,480
COMMUNICATIONS AND INFORMATION SERVICES (6.2%)
960,000	Cisco Systems, Inc. (a)		21,024,000
78,000	Leap Wireless International, Inc. (a)		963,300
700,000	QUALCOMM Incorporated		31,592,750
		(Cost $41,318,834)	53,580,050
COMPUTER SOFTWARE AND SYSTEMS (7.9%)
1,290,000	Dell Inc. (a)		16,731,300
570,000	Microsoft Corporation		13,959,300
168,100	NetEase.com, Inc. (a)		6,629,864
55,000	Nintendo Co., Ltd.		13,735,185
450,000	Teradata Corporation (a)		17,352,000
		(Cost $72,782,465)	68,407,649
CONSUMER PRODUCTS AND SERVICES (12.4%)
350,000	Diageo plc ADR*		24,153,500
466,100	Hewitt Associates, Inc. Class A (a)		23,505,423
450,000	Nestle S.A.		24,115,338
300,000	PepsiCo, Inc.		19,932,000
550,000	Unilever N.V.		16,403,519
		(Cost $78,729,564)	108,109,780
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.9%)
949,000	Republic Services, Inc.		28,935,010
630,000	Waste Management, Inc.		22,516,200
		(Cost $38,960,134)	51,451,210
FINANCE AND INSURANCE (24.2%)
BANKING (4.0%)
500,000	Bond Street Holdings LLC (a) (b)		10,000,000
425,000	JPMorgan Chase & Co. (a)		16,175,500
110,000	M&T Bank Corporation		8,999,100
		(Cost $27,690,799)	35,174,600
INSURANCE (13.0%)
315,000	Arch Capital Group Ltd. (a)		26,397,000
250,000	Everest Re Group, Ltd.		21,617,500
700,000	Fidelity National Financial, Inc.		10,997,000
37,500	Forethought Financial Group, Inc. Class A with Warrants (a)(c)		7,500,000
280,000	MetLife, Inc.		10,766,000
265,000	PartnerRe Ltd.		21,247,700
83,000	Transatlantic Holdings, Inc.		4,218,060
200,000	The Travelers Companies, Inc.		10,420,000
		(Cost $56,850,449)	113,163,260
OTHER (7.2%)
325,000	American Express Company		13,659,750
110	Berkshire Hathaway Inc. Class A (a)		13,695,000
1,666,667	Epoch Holding Corporation		21,466,671
603,500	Nelnet, Inc.		13,808,080
		(Cost $29,554,593)	62,629,501
		(Cost $114,095,841)	210,967,361

			Value
Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (6.7%)
382,100	Cephalon, Inc. (a)		$23,858,324
529,900	Cytokinetics, Incorporated (a)		1,398,936
564,500	Gilead Sciences, Inc. (a)		20,101,845
755,808	Pfizer Inc.		12,977,223
195,344	Poniard Pharmaceuticals, Inc. (a)		113,300
		(Cost $61,142,880)	58,449,628
MACHINERY AND EQUIPMENT (4.3%)
1,200,000	ABB Ltd. ADR*		25,344,000
1,000,000	The Manitowoc Company, Inc.		12,110,000
		(Cost $24,525,812)	37,454,000
METALS (1.9%)
264,200	Alpha Natural Resources, Inc. (a)		10,871,830
150,000	Nucor Corporation		5,730,000
		(Cost $20,312,019)	16,601,830
MISCELLANEOUS (5.2%)
	Other (d)	(Cost $42,508,572)	45,695,400
OIL AND NATURAL GAS (INCLUDING SERVICES) (11.6%)
296,478	Apache Corporation		28,983,689
130,062	Devon Energy Corporation		8,420,214
800,000	Halliburton Company		26,456,000
2,150,000	Weatherford International Ltd. (a)		36,765,000
		(Cost $66,813,403)	100,624,903
RETAIL TRADE (17.2%)
575,000	Costco Wholesale Corporation		37,081,750
400,000	J.C. Penney Company, Inc.		10,872,000
1,632,400	The TJX Companies, Inc.		72,854,012
550,000	Wal-Mart Stores, Inc.		29,436,000
		(Cost $61,504,566)	150,243,762
SEMICONDUCTORS (2.4%)
700,000	ASML Holding N.V.	(Cost $17,340,380)	20,811,000
TECHNOLOGY (3.5%)
750,000	International Game Technology		10,837,500
1,900,000	Xerox Corporation		19,665,000
		(Cost $34,368,474)	30,502,500
TRANSPORTATION (0.9%)
236,100	Alexander & Baldwin, Inc.	(Cost $11,005,032)	8,225,724
TOTAL COMMON STOCKS (114.9%)		(Cost $731,750,249)	1,000,823,027
Warrants	WARRANT
BANKING (0.2%)
175,000	JPMorgan Chase & Co.
	Expires 10/28/2018 (a)	(Cost $2,234,226)	2,042,250
Principal Amount	CORPORATE DEBT (e)
CONSUMER PRODUCTS AND SERVICES (1.2%)
$9,600,000	Smithfield Foods, Inc.
	7.75% due 5/15/2013	(Cost $8,058,690)	9,947,520
TECHNOLOGY (1.1%)
$10,000,000	VeriFone Holdings, Inc.
	1.375% due 6/15/2012	(Cost $6,856,450)	9,912,500
TOTAL CORPORATE DEBT (2.3%)		(Cost $14,915,140)	19,860,020

			Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS		(note 1a)
38,457,588	SSgA Prime Money Market Fund (4.4%)	(Cost $38,457,588)	$38,457,588
TOTAL INVESTMENTS (f) (121.8%)		(Cost $787,357,203)	1,061,182,885
Liabilities in excess of cash, receivables and other assets (0.0%)			(178,448)
PREFERRED STOCK (-21.8%)			(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$870,887,262

* ADR - American Depository Receipt
(a) Non-income producing security.
(b) Level 3 fair value measurement, restricted security acquired 11/4/09, aggregate cost $10,000,000, unit cost and fair value is $20 per share, note 2. Fair value is based upon dated bid and transaction prices provided via the NASDAQ OMX Group, Inc. PORTAL Alliance trading and transfer system for pri vately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share.
(c) Level 3 fair value measurement, restricted security acquired 11/3/09, aggregate cost $7,500,000, unit cost and fair value is $200 per share, note 2. Fair valuation is based upon a market approach using valuation metrics (market price-earnings and market price-book value multiples), and changes therein, relative to a peer group of companies established by the underwriters.
(d) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(e) Level 2 fair value measurement, note 2. Fair value is based upon the most current bid price provided by independent dealers.
(f) At September 30, 2010: the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, aggregate gross unrealized appreciation was $319,264,530, aggregate gross unrealized depreciation was $45,438,848, and net unrealized appreciation was
$273,825,682.

(see notes to financial statements)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets.
Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value.
If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to procedures established by and under the general supervision of the Board of Directors.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the
Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract.
Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the
Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company
as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2010:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$983,323,027	—	$17,500,000	$1,000,823,027
Warrant	$2,042,250	—	—	2,042,250
Corporate Debt	—	$19,860,020	—	19,860,020
Money market fund	38,457,588	—	—	38,457,588
Total	$1,023,822,865	$19,860,020	$17,500,000	$1,061,182,885

The aggregate value of Level 3 portfolio investments changed during the three months ended September 30, 2010 as follows:

Level 3
Fair value at December 31, 2009	$16,850,000
Net change in unrealized appreciation on investments	650,000
Fair value at September 30, 2010	$17,500,000

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2010, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2010, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule
30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
Spencer Davidson
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 20, 2010

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: October 20, 2010

EXHIBIT 99.CERT
CERTIFICATIONS

I, Spencer Davidson, certify that:

1. I have reviewed this report on Form N-Q of General American Investors Company, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 20, 2010

By: /s/Spencer Davidson
Spencer Davidson
Chairman of the Board,
President and Chief Executive Officer
(Principal Executive Officer)

I, Eugene S. Stark, certify that:

1. I have reviewed this report on Form N-Q of General American Investors Company, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 20, 2010

By: /s/Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)